Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to applicable rules and regulations of the Securities and Exchange Commission (“SEC”) and include all adjustments necessary for the fair presentation of the Company’s financial position as of December 31, 2025 and 2024, and the results of operations and cash flows for the years then ended. The accompanying consolidated financial statements include the accounts of Profusa Inc. and its wholly owned subsidiary, Profusa Asia Pacific Pte. Ltd (“APAC”). All intercompany balances and transactions have been eliminated in consolidation.

The Business Combination consummated on July 11, 2025 was accounted for as a reverse recapitalization, with Profusa, Inc. considered the accounting acquirer and predecessor entity. Accordingly, all historical financial information prior to the Business Combination represents the operations of Profusa, Inc. In connection with the Merger, the Company retroactively applied the recapitalization of the Company’s equity structure including the consolidated statements of convertible preferred stock and stockholders’ deficit from January 1, 2024 to December 31, 2024 and the weighted average common shares outstanding, basic and diluted for the year ended December 31, 2024. The retroactive application reflects the equivalent number of shares of Profusa common stock, $0.0001 par value per share, issued to the Company’s stockholders in connection with the Merger at the applicable exchange ratio of 0.345854 (the “Exchange Ratio”).

Reverse Stock Split

Reverse Stock Split

On February 9, 2026, the Company effected a 1-for-75 reverse stock split of its common stock (the “Reverse Stock Split”). The Reverse Stock Split did not change the par value of the common stock or the authorized number of shares of common stock. All share and per share information has been retroactively adjusted to reflect the Reverse Stock Split for all periods presented.

Use of Estimates

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities and the reported amounts of revenue and expenses in the consolidated financial statements and accompanying notes. The Company’s management regularly assesses these estimates, including those related to including those related to accrued liabilities, valuation of the convertible notes, senior notes, warrants, milestone based earn-outs, valuation allowance for deferred tax assets, and valuation of stock-based awards. Actual results could differ from these estimates, and such differences could be material to the Company’s financial position and results of operations.

Segment Information

Segment Information

ASC 280, “Segment Reporting” (“ASC 280”), defines operating segments as components of an enterprise where discrete financial information is available that is evaluated regularly by the chief operating decision-maker (“CODM”) in deciding how to allocate resources and in assessing performance. The Company operates as a single operating segment. The Company’s CODM is the chief executive officer, who has ultimate responsibility for the operating performance of the Company and the allocation of resources. The CODM uses cash flows as the primary measure to manage the business and does not segment the business for internal reporting or decision making.

Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments that potentially subject the Company to a concentration of credit risk consist of cash. Substantially all of the Company’s cash is held by one financial institution. Such deposits may, at times, exceed federally insured limits. The Company has not experienced any losses on its cash.

Cash

Cash

The Company considers all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents. As of December 31, 2025 and 2024, cash consisted of cash on deposit with a bank denominated in U.S. dollars.

Digital Assets

Digital Assets

As a result of the adoption of ASU 2023-08, Intangibles-Goodwill and Other-Crypto Assets (Subtopic 350-60): Accounting for and Disclosure of Crypto Assets (“ASU 2023-08”), digital assets are measured at fair value as of each reporting period. The fair value of digital assets is measured using the period-end closing price from Coinbase, in accordance with ASC 820. Since the digital assets are traded on a 24-hour period, the Company utilizes the price as of midnight UTC time. Changes in fair value are recognized in gain (loss) on fair value of digital assets, on the consolidated statements of operations. When the Company sells digital assets, gains or losses from such transactions are measured as the difference between the cash proceeds and the carrying basis of the digital assets as determined on a First In-First Out basis and are also recorded within gain (loss) on fair value of digital assets.

The Company holds all digital assets with BitGo for custodial services, who were selected based on various factors, including their financial strength and industry reputation. Custodian risk refers to the potential loss, theft, or misappropriation of the Company’s digital assets due to operational failures, cybersecurity breaches, or financial difficulties experienced by these third parties. Although the Company periodically monitors the financial health, insurance coverage, and security measures of its custodians, reliance on such third parties inherently exposes the Company to risks that it cannot fully mitigate.

During the year ended December 31, 2025, the Company maintained a buy-and-hold investment Bitcoin strategy and purchased 16.51 coins for an aggregate cost of $2.0 million. Subsequent to December 31, 2025, the Company terminated the Bitcoin buy-and-hold strategy in light of current market conditions and the Company’s evaluation of its capital allocation priorities. See Note 15 for further details.

Deferred Offering Costs

Deferred Offering Costs

Specific incremental costs, consisting of legal, accounting and other fees and costs, directly attributable to a proposed or actual offering of securities are deferred and charged against the gross proceeds of the offering. To the extent that deferred offering costs exceed the gross proceeds of the related offering, the excess is expensed to general and administrative expenses in the consolidated statements of operations.

Offering costs capitalized as of December 31, 2024 was $2.8 million, which exceeded the total gross proceeds of the offering due to significant and unexpected delays. During the year ended December 31, 2025, the Company settled $0.3 million of the previously capitalized deferred offering costs against gross proceeds of the share issuance, reducing additional paid-in capital in the consolidated statements of convertible preferred stock and stockholders’ deficit (presented as a separate line item in the table below). The remaining $2.5 million of deferred offering costs, representing the excess of capitalized costs over gross proceeds, was expensed to general and administrative expenses in the consolidated statements of operations. In total, during the year ended December 31, 2025, the Company expensed $14.5 million of transaction costs to general and administrative expenses, of which $2.5 million related to the previously capitalized deferred offering costs described above.

Deferred Offering Costs
Balance as of December 31, 2023	$1,527
Additions in the period	1,230
Balance as of December 31, 2024	2,757
Charged against additional paid-in capital	(283)
Charged against transaction costs	(2,474)
Balance as of December 31, 2025	$—

ELOC

ELOC

On July 28, 2025, the Company entered into the ELOC Purchase Agreement and the ELOC Registration Rights Agreement with Ascent. Upon the terms and subject to the satisfaction of the conditions contained in the ELOC Purchase Agreement, from and after the Effective Date, the Company will have the right, in its sole discretion, to sell to Ascent up to $100.0 million of shares of its common stock, subject to certain limitations set forth in the ELOC Purchase Agreement, from time to time during the term of the ELOC Purchase Agreement. The ELOC is an equity-linked instrument for which the Company has the right, but not the obligation, to sell the Company’s common stock to Ascent over a specified period at a discount to the lowest daily volume-weighted average price per share (“VWAP”) of the Company’s Common Stock and subject to certain caps and limits. The ELOC comprise of a purchased put option and a forward share issuance that do not qualify for equity classification. The ELOC is measured at fair value with changes recognized in earnings for the difference between the fair value of the put option at put date and settlement date. During the year ended December 31, 2025, the respective ELOC puts were settled within the same day and therefore changes in fair value during the period was not material.

As consideration for Ascent’s commitment to purchase shares of common stock at the Company’s direction upon the terms and subject to the conditions set forth in the ELOC Purchase Agreement, upon the execution of the term sheet relating to the ELOC Purchase Agreement, the Company issued Ascent warrants (the “ELOC Warrants”) to purchase up to 12,000 shares of Common Stock (the “Commitment Warrant Shares”). The warrants were determined to be indexed to the Company’s own stock, settlement was in shares only, and the terms met the fixed-for-fixed condition (fixed number of shares for fixed price), therefore are concluded to be equity classified warrants. Warrants are recorded at their fair value on grant date which was $0.9 million and were expensed to financing fees. Issuance fees such as warrant costs associated to the ELOC were expensed upfront. The associated equity classified warrants were not remeasured after initial issuance.

When the Company draws on the ELOC and issues shares, it recognizes the proceeds in equity. The amount recorded is based on the gross proceeds received, as this is clearly measurable and traceable.

Merger with Northview Acquisition Corporation

Merger with Northview Acquisition Corporation

The Company accounted for the merger with Northview as a reverse recapitalization. A reverse recapitalization occurs when the legal acquirer (the public shell company) issues shares to the shareholders of the legal acquiree (the operating company), and the operating company’s shareholders obtain control of the combined entity. Because the public shell company does not meet the definition of a business under ASC 805, the transaction is not accounted for as a business combination. Instead, the transaction is accounted for as a capital transaction; that is, as a recapitalization of the operating company.

The historical financial statements are those of Legacy Profusa. The December 31, 2025 financial statements are those of Profusa Inc., with the assets and liabilities of Northview recognized at their carrying amounts as of the acquisition date, except for any assets or liabilities that must be measured at fair value. The equity structure, including the number and type of shares issued and outstanding reflects that of Legacy Profusa, and includes the equity instruments issued to effect the Merger.

Any contingent consideration is measured at fair value at the acquisition date. For contingent consideration that does not meet all the criteria for equity classification, such contingent consideration is required to be recorded at its initial fair value at the acquisition date, and on each balance sheet date thereafter. Changes in the estimated fair value of liability-classified contingent consideration are recognized on the consolidated statements of operations in the period of change.

Accrued Liabilities

Accrued Liabilities

The Company recognizes accrued liabilities for expenses that have been incurred but not yet paid as of the reporting date. Accruals are recorded when (i) an obligation has been incurred, (ii) the amount is reasonably estimable, and (iii) the related goods or services have been received. Accrued liabilities primarily consist of compensation-related expenses (including salaries, bonuses, payroll taxes and benefits), professional fees, operating costs, and other incurred but unpaid obligations.

Management evaluates all known and estimated obligations at each reporting period and updates accruals based on the best available information. Accrued liabilities are classified as current when the Company expects to settle the obligation within one year. Changes in estimates are recognized in the period in which such changes become known.

Due to Related Parties

Due to Related Parties

Amounts due to related parties represent liabilities arising from transactions with entities or individuals that meet the definition of a related party under ASC 850, Related Party Disclosures. Such balances generally consist of short-term, non-interest-bearing payables for advances, expense reimbursements, shared services, or other operating costs incurred on behalf of the Company. These amounts are recorded at their carrying value, which approximates fair value due to their short-term nature.

The Company recognizes related party payables when the underlying transaction has occurred, and the amount is fixed or determinable. Settlements of related party balances typically occur in cash; however, amounts may also be settled through offsets or other non-cash arrangements when appropriate.

Management evaluates related party balances each reporting period to ensure proper classification, measurement, and disclosure. Amounts expected to be repaid within one year are classified as current liabilities. All related party transactions are conducted on terms the Company believes approximate those that would be obtained in arm’s-length transactions; however, because such arrangements are with related parties, the terms may differ from those obtainable from unrelated third parties.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The Company’s financial instruments consist of accounts payable, warrant liabilities, earnout, promissory notes, loans payable, convertible promissory notes and senior notes. The Company states accounts payable, promissory notes and senior notes at their carrying value, which approximates fair value due to the short time to the expected payment. The earnouts were equity classified and fair valued at inception, and are not required to be remeasured subsequently. See “Earnout Arrangements” below for further detail on valuation inputs. See Note 4 for instruments valued under Level 3.

Ascent PIPE Notes

Ascent PIPE Notes

In connection with the Business Combination (see Note 3 — Reverse Recapitalization), the Company assumed the rights and obligations under the PIPE Subscription Agreement, which provides for the issuance of Senior Secured Convertible Promissory Notes (the “Ascent PIPE Notes”) in an aggregate principal amount of up to $22.2 million. At Closing Date, the Company elected the fair value option (“FVO”) under ASC 825, Financial Instruments to recognize the issued Ascent PIPE Notes. Accordingly, no features of the Ascent PIPE Notes are bifurcated and separately accounted for. For the year ended December 31, 2025, the Company issued an aggregate principal amount of $12.2 million of Ascent PIPE Notes under the PIPE Subscription Agreement.

In accordance with ASC 825, the FVO is applied to all outstanding Ascent PIPE Notes as a single unit, and is irrevocable once elected. At each reporting date, the Ascent PIPE Notes is measured at fair value, with changes in fair value recognized in earnings, except for the portion attributable to instrument-specific credit risk, which is presented in other comprehensive income. During the year ended December 31, 2025, the Company did not record any changes in fair value to other comprehensive income. The Ascent PIPE Notes is presented as loans payable at fair value on the consolidated balance sheets.

Earnout Arrangements

Earnout Arrangements

In connection with the Business Combination, the Company entered into earnout arrangements that provide for the issuance of additional shares of the Company’s common stock to certain pre-Business Combination holders upon the achievement of specified post-closing share-price or operational milestones. The earnout agreement allows for settlement solely in shares of Profusa’s common stock and does not permit settlement in cash or other assets. See Note 3 for further detail on the earnout arrangements.

The Company evaluated the earnout arrangements within the context of a de-SPAC transaction accounted for as a reverse recapitalization, which is a capital transaction under U.S. GAAP. The transaction was accounted for in accordance with SEC guidance (FRM Topic 12) and interpretations of ASC 805, Business Combinations, and the classification guidance under ASC 480, Distinguishing Liabilities from Equity. If the earnout arrangement does not require liability classification under ASC 480, it is then further evaluated under the indexation guidance ASC 815-40-15, and the equity classification guidance in ASC 815-40-25 to determine whether it should be classified as a liability or equity. Milestone I, II, III, and IV do not require the liability classification under ASC 480; accordingly, the Company evaluated each under the indexation guidance and equity classification guidance.

Under ASC 815-40, an earnout must meet specific indexation criteria to be considered indexed to the entity’s own stock and qualify for equity classification. An earnout is considered indexed to the entity’s own stock when (i) it is based solely on observable market data or inputs consistent with the entity’s own stock (e.g., stock price, strike price, or number of shares), and (ii) it does not contain provisions that could require settlement in a manner inconsistent with equity classification. Milestones I and II satisfy these criteria and are therefore considered indexed to the Company’s own stock. Milestone III does not meet the indexation guidance as it is based on an event occurring to achieve $6 million in funding, which is not a market data or input. Milestone IV qualifies for the scope exception in ASC 815-10-15-59(d) from derivative accounting because payments are based on revenue. Accordingly, Milestone IV meets the “own equity” scope exception in ASC 815-10-15-74(a) and is classified as equity, with no subsequent remeasurement unless modified. Milestone III does not qualify for the “own equity” scope exception and is therefore classified as a liability, initially measured at fair value on the Closing Date with subsequent changes in fair value recognized in earnings.

Milestones I, II, and IV meet the equity classification requirements of ASC 815-40, as there is no obligation to net cash settle, the number of shares is fixed, settlement occurs exclusively in shares, and there are no provisions that protect the holder from declines in share price.

These earnouts were measured at fair value on the Closing Date and are not subject to subsequent remeasurement. Milestone III was also measured at fair value on the Closing Date and determined to have a value of $0 due to improbability of achievement. As of December 31, 2025, the Milestone III earnout expired and was not met.

On the Closing Date, Milestones I and II had an aggregate fair value of $1.7 million, while Milestone IV had a fair value of $0, reflecting its low probability of achievement. The fair value of the Milestones I, II and IV were estimated using the Monte Carlo simulation model. In determining the fair value of Milestones I and II, the Company utilized the following assumptions: volatility of 92.5%, risk free rate of 3.90% and a term of two years. In determining the fair value of Milestone IV, the Company utilized the following assumptions: revenue volatility of 40.4%, risk free rate of 4.13%, revenue projections for the fiscal years 2025 and 2026, risk adjusting discount rate of 16.5% applied to forecasted revenues.

Common Stock Warrants

Common Stock Warrants

The Company accounts for warrants for shares of the Company’s common stock that are not indexed to its own stock as liabilities at fair value on the balance sheet. Liability-classified common stock warrants are subject to remeasurement to fair value as of each subsequent balance sheet date and as of any respective exercise date, with changes in fair value recorded in the Company’s consolidated statements of operations. For common stock warrants that meet all of the criteria for equity classification, the common stock warrants are recorded as a component of additional paid-in capital and are not remeasured to fair value in subsequent reporting periods.

The Company’s publicly traded common stock warrants (the “Public Warrants”) are equity-classified instruments because they are deemed indexed to the Company’s own common stock and did not contain any provision that could require net cash settlement unless the holders of the underlying shares would also receive the same form of consideration as the holders of public warrants. The Company’s Private Placement Warrants and Representative’s Warrants are liability-classified instruments because they contain provisions that preclude these warrants from being indexed to the Company’s stock. See Note 3 and Note 8 for further detail on the warrants.

Legal costs incurred in connection with the issuance of equity-classified warrants are capitalized as a reduction to additional paid-in capital if the warrants are issued in conjunction with an equity financing or equity-linked arrangement, and expensed immediately only if the costs are not directly attributable to the issuance. Legal and professional fees incurred in connection with the issuance of liability-classified warrants, including those failing equity classification under ASC 815-40 are expensed immediately to the income statement as incurred.

Stock-Based Compensation

Stock-Based Compensation

Stock-based compensation expense related to stock options granted to employees and non-employees is recognized based on the grant date estimated fair values using the Black Scholes option pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as expense ratably over the requisite service period. The Company accounts for forfeitures as they occur. Option valuation models, including the Black-Scholes option-pricing model, require the input of highly subjective assumptions, and changes in the assumptions used can materially affect the grant-date fair value of an award. These assumptions include the risk-free rate of interest, expected dividend yield, expected volatility, and the expected life of the award. Since the Company did not have sufficient historical information to develop reasonable expectations about future exercise behavior, the expected term for options issued to employees was calculated as the mean of the option vesting period and contractual term (the “Simplified Method”). The expected term for options issued to non-employees is the contractual term.

Convertible Preferred Stock

Convertible Preferred Stock

The Company records all shares of convertible preferred stock at their respective fair values on the dates of issuance, net of issuance costs. The convertible preferred stock is recorded outside of permanent equity because while it is not mandatorily redeemable, in certain events considered not solely within the Company’s control, such as a merger, acquisition, or sale of all or substantially all of the Company’s assets (each, a “deemed liquidation event”), the convertible preferred stock will become redeemable at the option of the holders of at least a majority of the then outstanding preferred shares. The Company has not adjusted the carrying values of the convertible preferred stock to its liquidation preference because a deemed liquidation event obligating the Company to pay the liquidation preferences to holders of shares of convertible preferred stock is not probable of occurring. Subsequent adjustments to the carrying values to the liquidation preferences will be made only when it becomes probable that such a deemed liquidation event will occur. On Closing Date of the merger, all outstanding convertible preferred stock converted into shares of the Company’s common stock.

Government Grants

Government Grants

The Company receives payments from government entities under non-refundable grants in support of the Company’s product development programs. The grants received fall within two categories:

a.	Expense Reimbursement Grants — grants in which the Company is entitled to claim from a government entity reimbursement of certain qualified expenses incurred to date. The nature and amount of such expenses are determined by each respective grant;
b.	Fixed Fee Grants — grants in which the total amount of the grant is fixed and the disbursements are made based on submission to the grantor of specified deliverables.

Under these grants the Company receives milestone payments from the government agencies upon our submission and approval by the government of agreed upon deliverables, consisting primarily of the documented results of the specific research and development programs.

The Company has concluded that all government grants received are outside the scope of ASC 606 Revenue from Contracts with Customers, because such grants do not involve a reciprocal transfer in which each party receives and sacrifices approximately commensurate value. Therefore, the grants meet the definition of a contribution and are non-exchange transactions. The Company has further concluded that Subtopic 958-605, Not-for-Profit-Entities-Revenue Recognition does not apply to the government grants received, as we are a business entity, and the grants are with governmental agencies or units.

In absence of explicit U.S. GAAP guidance on contributions received by business entities, the Company made a policy decision to apply by analogy recognition and measurement guidance in International Accounting Standard 20 Accounting for Government Grants and Disclosure of Government Assistance (“IAS 20”). Under this approach the Company recognize grants at fair value only when there is reasonable assurance that the Company will comply with the conditions attaching to them, and that the grants will be received. The Company recognizes as income the amounts received or receivable from expense reimbursement grants to the extent, and in the period in which, the qualifying costs have been incurred. The Company recognizes as income the amounts received or receivable from fixed fee grants by applying the proportional performance method. Under this method the Company recognizes grant income using the same proportion as the costs incurred to date to the total expected cost of the project, but limiting the income to be recognized to the amount to which it is entitled based on the submitted deliverables.

Research and Development

Research and Development

Research and development expenses consist of costs related to employee compensation and benefits, costs for contract manufacturing organizations (“CMOs”), costs for contract research organizations (“CROs”), costs for sponsored research, costs for clinical trials, consultant services, laboratory supplies, product licenses, facility-related expenses and depreciation. All research and development costs are charged to research and development expenses within the statements of operations as incurred. Payments associated with licensing agreements to acquire exclusive licenses to develop, use, manufacture and commercialize products that have not reached technological feasibility and do not have alternate commercial use are also expensed as incurred. Payments made to third parties under these arrangements in advance of the performance of the related services by the third parties are recorded as prepaid expenses until the services are rendered.

Income Taxes

Income Taxes

The Company accounts for income taxes using the asset and liability method whereby deferred tax asset and liability accounts are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that are for the year in which the differences are expected to affect taxable income. Valuation allowances are established where necessary to reduce deferred tax assets to the amounts expected to be realized.

The Company accounts for uncertain tax positions by assessing all material positions taken in any assessment or challenge by relevant taxing authorities. Assessing an uncertain tax position begins with the initial determination of the position’s sustainability and is measured at the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. The Company’s policy is to recognize interest and penalties related to the underpayment of income taxes as a component of income tax expense or benefit. The Company recognizes interest and penalties related to unrecognized tax benefits within the income tax expense line. Accrued interest and penalties are included within the Accrued liabilities in the balance sheets. To date, there have been no interest or penalties charged in relation to the unrecognized tax benefits.

Excise tax payable

Excise Tax Payable

The Inflation Reduction Act of 2022, enacted in August 2022, imposed a 1% non-deductible excise tax on net repurchases of shares by domestic corporations whose stock is traded on an established securities market.

Net Loss per Share Attributable to Common Stockholders

Net Loss per Share Attributable to Common Stockholders

Basic net loss per common share is calculated by dividing the net loss attributable to common stockholders by the weighted-average number of shares of common stock outstanding during the period, without consideration of potentially dilutive securities. Diluted net loss per share is computed by dividing the net loss attributable to common stockholders by the weighted-average number of shares of common stock and potentially dilutive securities outstanding for the period. For purposes of the diluted net loss per share calculation, the convertible preferred stock, common stock subject to repurchase and stock options are considered to be potentially dilutive securities. Basic and diluted net loss attributable to common stockholders per share is presented in conformity with the two-class method required for participating securities as the convertible preferred stock is considered a participating security. The Company’s participating securities do not have a contractual obligation to share in the Company’s losses. As such, the net loss is attributed entirely to common stockholders. Because the Company has reported a net loss for the reporting periods presented, the diluted net loss per common share is the same as basic net loss per common share for those periods.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

Recently adopted accounting standards

In December 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2023-08, Accounting for and Disclosure of Crypto Assets (Subtopic 350-60) (“new crypto assets standard”). The new crypto assets standard requires certain crypto assets to be measured at fair value separately on the balance sheet with changes reported in the statement of operations each reporting period. The new crypto assets standard also enhances the other intangible asset disclosure requirements by requiring the name, cost basis, fair value, and number of units for each significant crypto asset holding. The Company adopted the new crypto assets standard effective the third quarter of 2025 when the Company made its initial purchase of crypto assets. Refer to Note 2 and Note 4 for the inclusion of new disclosures required.

In December 2023, the FASB issued ASU 2023-09, Improvements to Income Tax Disclosures (Topic 740). The ASU requires disaggregated information about a reporting entity’s effective tax rate reconciliation as well as additional information on income taxes paid. The Company adopted this ASU on a prospective basis effective January 1, 2025. Refer to Note 13 for the inclusion of new disclosures required.

Recently issued accounting standards not yet adopted

In November 2024, the FASB issued ASU 2024-03, Disaggregation of Income Statement Expenses (“DISE”). ASU 2024-03 requires disaggregated disclosure of income statement expenses for public business entities. ASU 2024-03 does not change the expense captions an entity presents on the face of the income statement; rather, it requires disaggregation of certain expense captions into specified categories in disclosures within the footnotes to the financial statements. As revised by ASU No. 2025-01, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures, the provisions of ASU 2024-03 are effective for fiscal years beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027, with early adoption permitted. With the exception of expanding disclosures to include more granular income statement expense categories, the Company does not expect the adoption of ASU 2024-03 to have a material effect on its consolidated financial statements taken as a whole.

In December 2025, the FASB issued ASU 2025-10, Government Grants (Topic 832): Accounting for Government Grants Received by Business Entities. ASU 2025-10 established authoritative guidance for the accounting for a government grant received by a business entity, including guidance for a grant related to an asset and a grant related to income. This guidance is effective for annual reporting periods beginning after December 15, 2028, and interim reporting periods within those annual reporting periods. The Company is currently evaluating the impact of the guidance on its consolidated financial statements.

In December 2025, the FASB issued ASU 2025-11, Interim Reporting (Topic 270): Narrow-Scope Improvements. ASU 2025-11 clarifies the applicability of interim reporting guidance under U.S. GAAP, provides a comprehensive list of interim disclosure requirements within Topic 270, and introduces a disclosure principle requiring entities to provide information about events and changes occurring after the end of the most recent annual reporting period that have a material impact on the entity. The ASU does not change the fundamental nature of interim reporting or expand or reduce existing interim disclosure requirements. ASU 2025-11 is effective for interim reporting periods within annual reporting periods beginning after December 15, 2027 for public business entities, with early adoption permitted. The Company is currently evaluating the impact of this guidance on its interim financial reporting and related disclosures.